UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

                                                    24140 E. Greystone Lane

                                                              Woodway, WA

                                                                                98020

                                                                               (Address of principal executive offices)

                                                                                         (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

24140 E. Greystone Lane

Woodway, WA 98020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

			Schedule of Investments
			June 30, 2009 (Unaudited)

Shares/Principal Amount			Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
40,000	Conseco Inc. *		$ 94,800	0.92%

Agricultural Chemicals
508,178	Bodisen Biotech Inc. *		111,799	1.09%

Agricultural Production - Crops
75,000	Agria Corporation * **		156,750	1.53%

Air Transportation, Scheduled
4,500	China Southern Airlines Co. Ltd. * **		62,910
10,000	Republic Airways Holdings Inc. *		65,300
			128,210	1.25%

Bituminous Coal & Lignite Mining
30,000	Patriot Coal Corporation *		191,400	1.87%

Bituminous Coal & Lignite Surface Mining
2,000	James River Coal Co. *		30,260	0.29%

Blank Books, Looseleaf Binders & Bookbinding & Related Work
16,119	ACCO Brands Corporation *		45,456	0.44%

Commodity Contracts Brokers & Dealers
10,000	FCStone Group, Inc. *		39,500	0.38%

Computer Peripheral Equipment
3,000	RadiSys Corp. *		27,120	0.26%

Crude Petroleum & Natural Gas
7,000	ATP Oil & Gas Corp. *		48,720
10,000	Callon Petroleum Co. *		19,800
10,000	Eagle Rock Energy Partners, L.P.		31,900
20,000	Parallel Petroleum Corp. *		38,800
			139,220	1.36%

Deep Sea Foreign Transportation of Freight
5,000	DryShips, Inc. (Greece)		28,900
9,000	FreeSeas Inc. (Greece)		19,530
			48,430	0.47%

Drawing & Insulating Nonferrous Wire
1,000	Fushi Copperweld, Inc. * (China)		8,270	0.08%

Fabricated Structural Metal Products
10,000	NCI Building Systems Inc. *		26,400	0.26%

Farm Machinery & Equipment
10,000	Alliance One International, Inc. *		38,000	0.37%

Federal & Federally Sponsored Credit Agencies
20,000	Federal Agricultural Mortgage Corp.		96,600	0.94%

Gold and Silver Ores
150,000	Northgate Minerals Corp. *		321,000
40,000	Taseko Mines Ltd. *		68,400
			389,400	3.80%

Hotels & Motels
1,000	Melco PBL Entertainment (Macau) LTD. * **		4,500	0.04%

Household Furniture
80,000	Sealy Corp. *		156,800	1.53%

Industrial Organic Chemicals
28,740	Georgia Gulf Corp. *		18,394
9,000	Gushan Environmental Energy Limited **		19,080
			37,474	0.37%

Laboratory Analytical Instruments
1,000	Bruker Corporation *		9,260	0.09%

Meat Packing Plants
1,000	Zhongpin, Inc. * (China)		10,360	0.10%

Metal Mining
55,000	Lundin Mining Corp. *		158,542	1.55%

Miscellaneous Chemical Products
25,000	Shengdatech, Inc. * (China)		93,750	0.91%

Motor Vehicles & Passenger Car Bodies
9,850	China Automotive Systems Inc. * (China)		54,175	0.53%

Motor Vehicles & Passenger Car Bodies
1,000	Tata Motors Ltd. **		8,520	0.08%

Oil & Gas Field Exploration Services
14,000	OMNI Energy Services Corp. *		29,400	0.29%

Oil & Gas Field Services
8,800	North American Energy Partners Inc. *		53,592	0.52%

Personal Credit Institutions
20,000	First Marblehead Corp.		40,400	0.39%

Pharmaceutical Preparations
30,000	Novavax, Inc. *		98,400	0.96%

Primary Production of Aluminum
10,000	Century Aluminum Co. *		62,500	0.61%

Printed Circuit Boards
2,000	Celestica Inc. * (Canada)		13,640	0.13%

Radio & TV Broadcasting & Communications Equipment
1,000	Ceragon Networks Ltd. * (Israel)		6,630
4,000	Digital Ally Inc. *		8,840
			15,470	0.15%

Retail - Department Stores
8,000	Bon-Ton Stores Inc.		27,120	0.26%

Retail - Eating & Drinking Places
1,000	Starbucks Corp. *		13,890	0.14%

Savings Institutions, Not Federally Chartered
90,000	E*TRADE Financial Corporation *		116,100	1.13%

Semiconductors & Related Devices
194,307	Actions Semiconductor Co., Ltd. * **		371,126
5,000	Anadigics, Inc. *		20,950
1,000	Applied Materials Inc.		11,010
60,000	JA Solar Holdings Co., Ltd. * **		282,000
5,000	LSI Corporation *		22,800
90,000	Netlist Inc. *		34,200
2,000	OmniVision Technologies Inc. *		20,780
2,000	ON Semiconductor Corp. *		13,720
5,900	Solarfun Power Holdings Co. Ltd. * **		12,960
			789,546	7.69%

Services - Advertising
2,000	Focus Media Holding Ltd. * **		16,120
1,000	VisionChina Media Inc. * **		6,110
			22,230	0.22%

Services - Business Services
20,000	Orsus Xelent Technologies Inc. * **		15,598
1,000	The9 Limited **		10,150
3,000	WNS (Holdings) Ltd. * **		27,000
			52,748	0.51%

Services - Computer Programming
3,000	Wipro Ltd. **		35,400	0.35%

Services - Prepackaged Software
1,300	China Digital TV Holding Co., Ltd. **		11,362
1,000	Microsoft Corp.		23,770
22,000	Noah Education Holdings, Ltd. **		85,360
			120,492	1.17%

Special Industry Machinery, NEC
10,000	Amtech Systems Inc. *		48,500
1,000	Intevac Inc. *		8,710
			57,210	0.56%

Sporting Goods
20,000	Nautilus Inc. *		22,600	0.22%

Steel Works, Blast Furnace & Rolling & Finishing Mills
15,000	Sutor Technology Group, Ltd. * (China)		49,050	0.48%

Surgical & Medical Instruments & Apparatus
1,000	AngioDynamics Inc. *		13,270	0.13%

Telephone & Telegraph Apparatus
2,000	CIENA Corp. *		20,700
82,150	Qiao Xing Mobile Communication Co., Ltd. * (China)		239,878
129,084	Qiao Xing Universal Telephone Inc. * (China)		236,224
1,000	Research In Motion Ltd. * (Canada)		71,090
			567,892	5.53%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
247,200	China Medicine Corporation *		457,320	4.46%

Wholesale - Peroleum & Petroleum Products (No Bulk Stations)
10,000	Crosstex Energy Inc.		41,700	0.41%

Total for Common Stock (Cost $11,394,563)			4,804,966	46.83%

CLOSED-END FUNDS
2,000	India Fund, Inc.		62,220
Total for Closed End Funds (Cost $109,907)			62,220	0.61%

EXCHANGE TRADED FUNDS
30,000	Direxion Daily Financial Bull 3X Shares		277,200
16,000	Direxion Daily Small Cap Bull 3X Shares		444,320
40,000	Ultra Real Estate ProShares		142,400
Total for Exchange Traded Funds (Cost $590,102)			863,920	8.42%

EXCHANGE TRADED NOTES
2,000	iPath MSCI India Index ETN *		97,920
Total for Exchange Traded Notes (Cost $123,135)			97,920	0.95%

PUBLICLY TRADED PARTNERSHIPS
15,000	Atlas Pipeline Holdings LP		55,500
Total for Publically Traded Partnerships (Cost $26,032)			55,500	0.54%

REAL ESTATE INVESTMENT TRUSTS
10,100	Capital Trust, Inc. *		14,645
20,000	First Industrial Realty Trust Inc. *		87,000
90,000	Strategic Hotels & Resorts, Inc. *		99,900
Total for Real Estate Investment Trusts (Cost $251,369)			201,545	1.96%

WARRANTS
9,369	Ascent Solar Technologies, Inc. * (expires 7-10-2011)		22,298
	exercise price @ 11.00
130,000	Primoris Services Corporation * (expires 10-2-2010)		287,300
	exercise price @ 5.00
Total for Warrants (Cost $322,120)			309,598	3.02%

CALL OPTIONS		Shares Subject
Expiration Date/Exercise Price		to Call

AirTran Holdings Inc. *		20,000	11,000
October 2009 Calls @ 7.50

Allis-Chalmers Energy, Inc.		40,000	-
July 2009 Calls @ 5.00

American Axle & Manufacturing Holdings Inc.		50,000	52,500
January 2010 Calls @ 5.00

American International Group, Inc. *		50,000	2,500
November 2009 Calls @ 3.00

AMR Corporation *		10,000	5,500
November 2009 Calls @ 5.00

Atlas Pipeline Partners LP		20,000	31,400
November 2009 Calls @ 7.50

CEMEX, S.A.B. de C.V. * **		20,000	25,000
October 2009 Calls @ 10.00

Century Aluminum Co. *		30,000	55,500
September 2009 Calls @ 5.00

Chicago Bridge & Iron Company N.V. * (Netherlands)		10,000	35,000
October 2009 Calls @ 10.00

Citigroup, Inc.		50,000	3,500
September 2009 Calls @ 4.00

Citigroup, Inc.		50,000	1,500
September 2009 Calls @ 5.00

Citigroup, Inc.		50,000	5,000
December 2009 Calls @ 5.00

Crosstex Energy Inc.		11,500	1,150
August 2009 Calls @ 5.00

Direxion Daily Financial Bull 3X Shares *		10,000	33,000
July 2009 Calls @ 6.00

Direxion Daily Financial Bull 3X Shares *		50,000	-
July 2009 Calls @ 20.00

Direxion Daily Financial Bull 3X Shares *		20,000	49,000
October 2009 Calls @ 8.00

Direxion Daily Financial Bull 3X Shares *		50,000	85,000
October 2009 Calls @ 10.00

Direxion Daily Financial Bull 3X Shares *		90,000	40,500
October 2009 Calls @ 15.00

Direxion Daily Small Cap Bull 3X Shares *		20,000	12,000
July 2009 Calls @ 31.00

DryShips, Inc. (Greece)		20,000	19,000
December 2009 Calls @ 7.00

DryShips, Inc. (Greece)		10,000	7,500
December 2009 Calls @ 8.00

DryShips, Inc. (Greece)		30,000	29,100
January 2010 Calls @ 7.50

Dynegy Inc. *		100,000	40,000
December 2009 Calls @ 2.50

Fairchild Semiconductor International Inc. *		60,000	30,000
August 2009 Calls @ 7.50

Georgia Gulf Corp. *		45,200	-
January 2010 Calls @ 2.50

Jackson Hewitt Tax Service Inc.		20,000	14,000
October 2009 Calls @ 7.50

La-Z-Boy Inc.		20,000	22,000
January 2010 Calls @ 5.00

LDK Solar Co.Ltd. * **		20,000	-
January 2010 Calls @ 80.00

Mechel OAO * **		10,000	17,900
January 2010 Calls @ 10.00

Medicines Co. *		10,000	16,000
October 2009 Calls @ 7.50

ModusLink Global Solutions, Inc. *		28,700	27,265
December 2009 Calls @ 7.50

Newell Rubbermaid Inc.		10,000	11,500
September 2009 Calls @ 10.00

Office Depot, Inc. *		60,000	45,000
October 2009 Calls @ 5.00

Olympic Steel Inc.		60,000	13,500
July 2009 Calls @ 25.00

Palomar Medical Technologies Inc. *		10,000	14,500
August 2009 Calls @ 15.00

Paragon Shipping Inc. (Greece)		50,000	22,500
December 2009 Calls @ 5.00

ProLogis		10,000	900
July 2009 Calls @ 10.00

Qiao Xing Universal Telephone Inc. * (China)		100,000	23,000
January 2010 Calls @ 2.50

Regions Financial Corp. *		50,000	-
July 2009 Calls @ 5.00

Regions Financial Corp. *		40,000	6,000
November 2009 Calls @ 7.50

Saks Incorporated *		20,000	20,000
January 2010 Calls @ 5.00

Skechers USA Inc. *		10,000	3,000
July 2009 Calls @ 10.00

Skechers USA Inc. *		10,000	11,000
October 2009 Calls @ 10.00

Ultra Real Estate ProShares		100,000	35,000
September 2009 Calls @ 4.00

Ultra Real Estate ProShares		50,000	12,500
December 2009 Calls @ 5.00

United States Natural Gas *		10,000	21,000
January 2010 Calls @ 15.00

United States Steel Corp.		10,000	62,300
July 2009 Calls @ 30.00

Total (Premiums Paid - $1,794,829)			973,515	9.49%

Cash and Equivalents
2,204,752	Fidelity Governmental Fund 57 0.37% ***		2,204,752	21.49%
	(Cost $2,288,225)

	Total Investment Securities		9,573,936	93.31%
	(Cost $16,900,282)

	Other Assets In Excess of Liabilities		686,662	6.69%

	Net Assets		$ 10,260,598	100.00%

Birmiwal Oasis Fund

	Schedule of Written Options
	June 30, 2009 (Unaudited)

Shares/Principal Amount		Fair Value

CALL OPTIONS	Shares Subject
Expiration Date/Exercise Price	to Call
United States Steel Corp.	10,000	24,000
July 2009 Calls @ 35.00
Total for Written Options (Premiums Received - $12,599)		$ 24,000	0.23%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at June 30, 2009.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At June 30, 2009 , the net unrealized de preciation on investments, based on cost for federal income tax purposes of $ 16,900,282 amounted to $7 ,254,273 , which consisted of aggregate gross unrealized appreciation of $ 740 , 582 and aggregate gross unrealized depreciation of $ 7 , 994,855 .

2. SECURITY VALUATION

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" (“SFAS No. 157”) effective April 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's assets and liabilities carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,804,966	$0	$0	$4,804,966
Closed-End Funds	$62,220	$0	$0	$62,220
Exchange Traded Funds	$863,920	$0	$0	$863,920
Exchange Traded Notes	$97,920	$0	$0	$97,920
Publicly Traded Partnerships	$55,500	$0	$0	$55,500
Real Estate Investment Trusts	$201,545	$0	$0	$201,545
Warrants	$309,598	$0	$0	$309,598
Call Options	$973,515	$0	$0	$973,515
Cash Equivalents	$2,204,752	$0	$0	$2,204,752
Total	$9,573,936	$0	$0	$9,573,936

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$24,000	$0	$0	$24,000
Total	$24,000	$0	$0	$24,000

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:            8 - 26 - 09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:            8 - 26 - 09

By: /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:            8 - 26 - 09